Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]:
Credit Facility	$ 585,883	$ 675,774
Term Loans [Abstract]:
Costis Maritime Corporation and Christos Maritime Corporation	91,500	100,500
Mas Shipping Co	38,875	47,000
Montes Shipping Co and Kelsen Shipping Co	78,000	90,000
Capetanissa Maritime Corporation	50,000	55,000
Rena Maritime Corporation	47,500	52,500
Costamare Inc.	73,414	90,100
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	0	146,295
Costamare Inc.	120,330	129,243
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	208,826	224,107
Raymond Shipping Co. and Terance Shipping Co.	137,793	148,707
Costamare Inc.	87,820	108,350
Total Term Loans	934,058	1,191,802
Total	1,519,941	1,867,576
Less-current portion	(192,951)	(206,717)
Long-term Portion	$ 1,326,990	$ 1,660,859